Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Sep. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000028751
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 21,615		$ 16,400	$ 15,246	$ 14,707	$ 11,675	$ 11,730	$ 11,233	$ 11,498	$ 10,174	$ 9,716	$ 10,000
C000028748
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 20,175		15,352	14,301	13,832	11,006	11,090	10,650	10,925	9,696	9,283	9,578
C000028750
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 19,545		14,984	14,064	13,705	10,986	11,157	10,795	11,155	9,974	9,624	10,000
C000028754
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,673		16,448	15,283	14,743	11,704	11,755	11,257	11,506	10,186	9,719	10,000
C000254617
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,802	$ 10,000
C000028758
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 22,471		17,128	17,004	18,240	13,338	13,448	13,078	13,392	11,825	10,121	10,000
C000028755
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 20,963		16,018	15,948	17,145	12,567	12,705	12,386	12,712	11,256	9,657	9,574
C000028757
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 20,334		15,651	15,695	17,005	12,559	12,795	12,565	12,995	11,591	10,019	10,000
C000028761
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 22,442		17,113	16,998	18,241	13,342	13,449	13,081	13,396	11,827	10,121	10,000
C000135456
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 22,625		17,239	17,108	18,339	13,409	13,506	13,126	13,428	11,845	10,131	10,000
C000028765
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,009		12,436	11,318	11,850	10,597	10,669	10,189	12,117	9,611	10,038	10,000
C000028762
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 13,080		11,639	10,616	11,149	9,998	10,084	9,653	11,518	9,158	9,588	9,575
C000028764
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,671		11,358	10,438	11,046	9,979	10,149	9,791	11,763	9,419	9,937	10,000
C000028768
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,160		12,574	11,434	11,977	10,715	10,784	10,282	12,208	9,657	10,057	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002		26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002		26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002		26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002		26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,589	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002		26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002		26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002		26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002		26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002		26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 16,396		14,655	13,042	14,515	13,104	12,319	10,956	11,901	9,351	9,706	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 16,396		14,655	13,042	14,515	13,104	12,319	10,956	11,901	9,351	9,706	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 16,396		14,655	13,042	14,515	13,104	12,319	10,956	11,901	9,351	9,706	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 16,396		14,655	13,042	14,515	13,104	12,319	10,956	11,901	9,351	9,706	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,386		18,822	18,570	18,131	14,831	14,580	13,096	12,720	11,077	9,889	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,386		18,822	18,570	18,131	14,831	14,580	13,096	12,720	11,077	9,889	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,386		18,822	18,570	18,131	14,831	14,580	13,096	12,720	11,077	9,889	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,386		18,822	18,570	18,131	14,831	14,580	13,096	12,720	11,077	9,889	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 10,563	$ 10,000
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 23,174		17,541	17,767	18,276	14,068	13,927	13,054	13,196	11,672	10,048	10,000
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 23,174		17,541	17,767	18,276	14,068	13,927	13,054	13,196	11,672	10,048	10,000
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 23,174		17,541	17,767	18,276	14,068	13,927	13,054	13,196	11,672	10,048	10,000
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 23,174		17,541	17,767	18,276	14,068	13,927	13,054	13,196	11,672	10,048	10,000
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 23,174		$ 17,541	$ 17,767	$ 18,276	$ 14,068	$ 13,927	$ 13,054	$ 13,196	$ 11,672	$ 10,048	$ 10,000